Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets and Goodwill [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The components of intangible assets as of December 31, 2019 and 2018 were as follows:

	December 31, 2019			December 31, 2018
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Customer relationships [1,2,4]	$4,045	$(884)	$3,161	$4,045	$(533)	$3,512
Acquired technology [2,3,5]	11,500	(1,741)	9,759	11,011	(1,203)	9,808
Acquired trademarks [2]	570	(304)	266	570	(190)	380
	$16,115	$(2,929)	$13,186	$15,626	$(1,926)	$13,700
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[1]  The Company acquired certain intangible assets as part of the Noden transaction. Those intangible assets are excluded from the table above and included in “Assets held for sale.” See Note 3, Discontinued Operations Classified as Assets Held for Sale, for additional information.

[2] The Company acquired certain intangible assets as part of its acquisition of LENSAR in May 2017. They are being amortized on a straight-line basis over a weighted-average period of 15 years. The intangible assets for customer relationships are being amortized using a double-declining method of amortization as such method better represents the economic benefits to be obtained. For a further discussion of the LENSAR transaction, see Note 25, Business Combinations.
[3] The Company acquired certain intangible assets as part of the foreclosure on certain of Direct Flow Medical assets. In August 2019, the Company sold the DFM, LLC intangible assets for $5.0 million in cash and a single-digit percentage of any net final award received as part of the acquirer’s monetization process using the intangible assets. Prior to the sale, these intangible assets were being amortized on a straight-line basis over a weighted-average period of 10 years.
4 LENSAR acquired certain intangible assets for customer relationships from PES, which are being amortized using a double-declining method over a period of 20 years.
5 LENSAR acquired certain intangible assets from a third-party, which are being amortized on a straight-line basis over a period of 15 years.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Based on the intangible assets recorded at December 31, 2019, and assuming no subsequent additions to or impairment of the underlying assets, the remaining amortization expense is expected to be as follows (in thousands):

Fiscal Year	Amount
2020	$1,197
2021	1,165
2022	1,061
2023	997
2024	974
Thereafter	7,792
Total remaining estimated amortization expense	$13,186